UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

Wahed FTSE USA Shariah ETF

(HLAL)

SEMI-ANNUAL REPORT

November 30, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Wahed FTSE USA Shariah ETF

Table of Contents

Shareholder Expense Example	2
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	18

Wahed FTSE USA Shariah ETF

Shareholder Expense Example

November 30, 2020 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (June 1, 2020 to November 30, 2020).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During the Period(1)
Wahed FTSE USA Shariah ETF
Actual	$1,000.00	$ 1,247.20	0.50%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.56	0.50%	$2.54

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the six-month period).

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%
Administrative and Support Services — 0.3%
Baker Hughes Co.	3,633	$68,010
Robert Half International, Inc.	617	39,599
Rollins, Inc.	816	46,659
		154,268
Air Transportation — 0.1%
Delta Air Lines, Inc.	886	35,661
United Airlines Holdings, Inc. (a)	399	17,975
		53,636
Ambulatory Health Care Services — 0.3%
Laboratory Corp. of America Holdings (a)	526	105,116
Quest Diagnostics, Inc.	736	91,249
		196,365
Apparel Manufacturing — 0.9%
Cintas Corp.	485	172,320
Lululemon Athletica, Inc. (a)	617	228,426
VF Corp.	1,814	151,288
		552,034
Beverage and Tobacco Product Manufacturing — 0.4%
Keurig Dr. Pepper, Inc.	2,443	74,389
Monster Beverage Corp. (a)	2,020	171,256
		245,645
Broadcasting (Except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	136	21,321
Liberty Broadband Corp. - Class C (a)	578	90,948
		112,269
Chemical Manufacturing — 20.6%
Abbott Laboratories	9,488	1,026,791
Air Products & Chemicals, Inc.	1,224	342,891
Albemarle Corp.	571	77,639
Alexion Pharmaceuticals, Inc. (a)	1,169	142,747
Biogen, Inc. (a)	870	208,948
BioMarin Pharmaceutical, Inc. (a)	982	77,283
Bristol-Myers Squibb Co.	12,501	780,062
CF Industries Holdings, Inc.	1,169	43,604
Church & Dwight Co., Inc.	1,353	118,753
Dow, Inc.	4,200	222,642
DuPont de Nemours, Inc.	4,102	260,231
Eli Lilly & Co.	4,623	673,340
FMC Corp.	722	83,759
International Flavors & Fragrances, Inc.	588	65,915
Jazz Pharmaceuticals PLC (a)(b)	298	41,932
Johnson & Johnson	14,591	2,111,026
Linde PLC (b)	2,852	731,310
Merck & Co., Inc.	14,075	1,131,489
Perrigo Co. PLC (b)	753	36,310
Pfizer, Inc.	30,301	1,160,831
PPG Industries, Inc.	1,304	191,388
Regeneron Pharmaceuticals, Inc. (a)	526	271,432
The Estee Lauder Cos., Inc. - Class A	1,240	304,197
The Procter & Gamble Co.	13,569	1,884,327
West Pharmaceutical Services, Inc.	397	109,238
Westlake Chemical Corp.	188	14,128
		12,112,213
Clothing and Clothing Accessories Stores — 1.2%
Ross Stores, Inc.	1,966	211,384
The TJX Cos., Inc.	6,631	421,135
Tiffany & Co.	669	87,960
		720,479
Computer and Electronic Product Manufacturing — 34.1% (c)
Advanced Micro Devices, Inc. (a)	6,447	597,379
Agilent Technologies, Inc.	1,715	200,484
Analog Devices, Inc.	2,010	279,551
Apple, Inc.	88,804	10,572,116
Bio-Rad Laboratories, Inc. - Class A (a)	116	62,466
Cisco Systems, Inc.	23,302	1,002,452
Danaher Corp.	3,474	780,365
Eaton Corp. PLC	2,231	270,197
Ecolab, Inc.	1,351	300,125
Fortive Corp.	1,653	115,925
HP, Inc.	7,916	173,598
Intel Corp.	23,081	1,115,966
Juniper Networks, Inc.	1,807	39,338
Marvell Technology Group Ltd.	3,600	166,644
Medtronic PLC (b)	7,372	838,197
Micron Technology, Inc. (a)	6,077	389,475
NXP Semiconductors NV (b)	1,520	240,798
Palo Alto Networks, Inc. (a)	527	154,896
Roper Technologies, Inc.	577	246,379
Seagate Technology PLC	1,409	82,863
Teradyne, Inc.	906	99,968
Texas Instruments, Inc.	5,027	810,604
Thermo Fisher Scientific, Inc.	2,187	1,016,911
Trane Technologies PLC (b)	1,322	193,329
Trimble, Inc. (a)	1,367	81,842
Varian Medical Systems, Inc. (a)	501	87,164
Vontier Corp. (a)	649	21,527
Western Digital Corp.	1,636	73,424

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2020 (Unaudited) (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing (continued)
Zebra Technologies Corp. - Class A (a)	284	$107,471
		20,121,454
Construction of Buildings — 0.5%
DR Horton, Inc.	1,825	135,962
Lennar Corp. - Class A	1,488	112,880
Lennar Corp. - Class B	86	5,220
PulteGroup, Inc.	1,487	64,878
		318,940
Couriers and Messengers — 1.8%
FedEx Corp.	1,340	384,017
United Parcel Service, Inc. - Class B	3,960	677,437
		1,061,454
Data Processing, Hosting and Related Services — 0.1%
Hewlett Packard Enterprise Co.	7,130	78,715

Electrical Equipment, Appliance and Component Manufacturing — 0.4%
Rockwell Automation, Inc.	639	163,303
Whirlpool Corp.	339	65,973
		229,276
Fabricated Metal Product Manufacturing — 0.7%
Emerson Electric Co.	3,305	253,890
Stanley Black & Decker, Inc.	847	156,111
		410,001
Food Manufacturing — 1.2%
Archer-Daniels-Midland Co.	3,080	153,291
Bunge Ltd.	758	44,639
Mondelez International, Inc. - Class A	7,825	449,546
The JM Smucker Co.	620	72,664
		720,140
Funds, Trusts and Other Financial Vehicles — 0.2%
Garmin Ltd. (b)	820	95,743

Furniture and Related Product Manufacturing — 0.1%
Fortune Brands Home & Security, Inc.	755	63,043

General Merchandise Stores — 1.2%
Burlington Stores, Inc. (a)	360	78,674
Dollar Tree, Inc. (a)	1,312	143,323
Target Corp.	2,765	496,401
		718,398
Health and Personal Care Stores — 1.2%
CVS Health Corp.	7,211	488,834
Ulta Beauty, Inc. (a)	296	81,518
Walgreens Boots Alliance, Inc.	4,020	152,800
		723,152
Leather and Allied Product Manufacturing — 1.6%
NIKE, Inc. - Class B	6,774	912,458

Machinery Manufacturing — 1.5%
Applied Materials, Inc.	4,965	409,513
Cummins, Inc.	819	189,328
IDEX Corp.	416	80,350
Pentair PLC (b)	899	46,586
Snap-on, Inc.	296	52,052
Xylem, Inc.	984	94,435
		872,264
Merchant Wholesalers, Durable Goods — 2.2%
Copart, Inc. (a)	1,128	130,228
Fastenal Co.	3,149	155,718
Flex Ltd. (a)	2,761	44,811
Genuine Parts Co.	782	76,925
Henry Schein, Inc. (a)	793	50,998
Johnson Controls International PLC	4,138	190,514
KLA Corp.	836	210,647
LKQ Corp. (a)	1,701	59,909
Mohawk Industries, Inc. (a)	329	41,398
TE Connectivity Ltd. (b)	1,810	206,286
WW Grainger, Inc.	245	102,483
		1,269,917
Merchant Wholesalers, Nondurable Goods — 0.7%
AmerisourceBergen Corp.	803	82,798
Cardinal Health, Inc.	1,617	88,272
McKesson Corp.	886	159,400
Tractor Supply Co.	621	87,443
		417,913
Mining (Except Oil and Gas) — 1.1%
Freeport-McMoRan, Inc.	8,040	188,056
Martin Marietta Materials, Inc.	347	92,174
Newmont Goldcorp Corp.	4,441	261,220
Southern Copper Corp.	450	26,716
Vulcan Materials Co.	747	104,318
		672,484

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2020 (Unaudited) (Continued)

	Shares	Value
Miscellaneous Manufacturing — 3.4%
Align Technology, Inc. (a)	432	$207,917
Baxter International, Inc.	2,813	213,985
Boston Scientific Corp. (a)	7,913	262,316
DENTSPLY SIRONA, Inc.	1,207	61,424
Dover Corp.	797	97,258
Edwards Lifesciences Corp. (a)	3,372	282,877
STERIS PLC	462	89,540
Stryker Corp.	1,914	446,728
Teleflex, Inc.	258	98,750
The Cooper Cos., Inc.	265	88,833
Zimmer Biomet Holdings, Inc.	1,145	170,742
		2,020,370
Motor Vehicle and Parts Dealers — 0.1%
Advance Auto Parts, Inc.	369	54,501

Oil and Gas Extraction — 0.7%
Cabot Oil & Gas Corp.	2,139	37,475
Concho Resources, Inc.	1,095	62,941
EOG Resources, Inc.	3,276	153,579
Phillips 66	2,432	147,330
		401,325
Paper Manufacturing — 0.4%
International Paper Co.	2,203	109,004
Packaging Corp. of America	519	67,470
Westrock Co.	1,428	60,276
		236,750
Performing Arts, Spectator Sports and Related Industries — 0.6%
Activision Blizzard, Inc.	4,165	331,034

Petroleum and Coal Products Manufacturing — 3.3%
Chevron Corp.	10,721	934,657
Exxon Mobil Corp.	23,752	905,664
Valero Energy Corp.	2,229	119,853
		1,960,174
Primary Metal Manufacturing — 0.5%
Corning, Inc.	4,146	155,143
Nucor Corp.	1,668	89,572
Steel Dynamics, Inc.	1,121	40,591
		285,306
Professional, Scientific and Technical Services — 1.6%
Amdocs Ltd.	725	47,712
Cerner Corp.	1,683	125,956
Cognizant Technology Solutions Corp. - Class A	3,016	235,640
Exact Sciences Corp. (a)	801	96,969
F5 Networks, Inc. (a)	339	55,193
Gartner, Inc. (a)	479	72,808
GoDaddy, Inc. - Class A (a)	905	71,984
Jack Henry & Associates, Inc.	420	67,561
Omnicom Group, Inc.	1,181	74,403
The Interpublic Group of Cos., Inc.	2,165	48,236
VMware, Inc. - Class A (a)	434	60,712
		957,174
Publishing Industries (Except Internet) — 6.4%
Adobe, Inc. (a)	2,606	1,246,893
Akamai Technologies, Inc. (a)	877	90,778
ANSYS, Inc. (a)	463	156,522
Autodesk, Inc. (a)	1,196	335,155
Cadence Design Systems, Inc. (a)	1,479	172,008
Citrix Systems, Inc.	672	83,274
News Corp. - Class A	2,171	38,318
News Corp. - Class B	676	12,040
Paycom Software, Inc. (a)	266	110,943
PTC, Inc. (a)	567	61,151
Salesforce.com, Inc. (a)	4,741	1,165,338
Synopsys, Inc. (a)	799	181,773
Tyler Technologies, Inc. (a)	214	91,506
		3,745,699
Rail Transportation — 0.7%
Kansas City Southern	526	97,926
Norfolk Southern Corp.	1,409	333,961
		431,887
Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	4,168	159,718

Support Activities for Mining — 0.7%
ConocoPhillips	6,031	238,587
Diamondback Energy, Inc.	900	35,964
Hess Corp.	1,550	73,129
Pioneer Natural Resources Co.	902	90,723
		438,403
Support Activities for Transportation — 0.4%
CH Robinson Worldwide, Inc.	737	69,256
Expeditors International of Washington, Inc.	932	83,293

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2020 (Unaudited) (Continued)

	Shares	Value
Support Activities for Transportation (continued)
XPO Logistics, Inc. (a)	502	$53,553
		206,102
Telecommunications — 1.0%
ResMed, Inc.	781	163,697
T-Mobile US, Inc. (a)	3,004	399,352
		563,049
Transit and Ground Passenger Transportation — 0.7%
Uber Technologies, Inc. (a)	7,679	381,339

Transportation Equipment Manufacturing — 4.8%
Aptiv PLC (b)	1,449	171,996
Autoliv, Inc.	485	43,189
BorgWarner, Inc.	1,346	52,292
Gentex Corp.	1,360	44,336
Lear Corp.	329	47,031
PACCAR, Inc.	1,898	165,240
Tesla, Inc. (a)	3,973	2,255,075
Westinghouse Air Brake Technologies Corp.	1,006	73,740
		2,852,899
Truck Transportation — 0.3%
JB Hunt Transport Services, Inc.	466	63,041
Old Dominion Freight Line, Inc.	543	110,424
		173,465
Utilities — 0.8%
Atmos Energy Corp.	686	65,780
Avangrid, Inc.	316	14,707
Edison International	2,000	122,720
Exelon Corp.	5,447	223,708
Pinnacle West Capital Corp.	641	52,466
		479,381
TOTAL COMMON STOCKS (Cost $47,037,590)		58,510,837

REITS — 0.7%
Real Estate — 0.7%
Prologis, Inc.	4,016	401,801
TOTAL REITS (Cost $400,715)		401,801

TOTAL INVESTMENTS — 100.0% (Cost $47,438,305)		58,912,638
Other assets and liabilities, net — 0.0% (d)		17,030
NET ASSETS — 100.0%		$58,929,668

PLC Public Limited Company

REIT Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2020 (Unaudited) (Continued)

Sector Diversification as of 11/30/2020

Manufacturing	73.9%
Information	7.6
Transportation & Warehousing	3.9
Retail Trade	3.8
Wholesale Trade	2.9
Mining, Quarrying & Oil & Gas Extraction	2.6
Professional, Scientific & Technical Services	1.6
Utilities	0.8
Real Estate & Rental & Leasing	0.7
Arts and Entertainment and Recreation	0.6
Construction	0.5
Administrative Support & Waste Management	0.3
Agriculture, Forestry, Fishing & Hunting	0.3
Health Care & Social Assistance	0.3
Finance & Insurance	0.2
Total Investments	100.0%
Other Assets & Liabilities, net	0.0%*
Net Assets	100.0%

*	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

Assets
Investments, at value (cost $47,438,305)	$58,912,638
Cash	157,226
Fund shares sold	1,605,740
Investment securities sold	147,127
Dividends receivable	111,769
Total assets	60,934,500

Liabilities
Investment securities purchased	1,982,394
Payable to Adviser	22,438
Total liabilities	2,004,832
Net Assets	$58,929,668

Net Assets Consists of:
Paid-in capital	$48,372,885
Total distributable earnings	10,556,783
Net Assets	$58,929,668

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,825,000
Net Asset Value, redemption price and offering price per share	$32.29

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statement of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

Investment Income
Dividend income (net of withholding tax of $174)	$383,956
Total investment income	383,956

Expenses
Investment advisory fees	113,906
Total expenses	113,906
Net Investment Income	270,050

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investments	(502,117)
Net change in unrealized appreciation/depreciation on investments	10,030,244
Net realized and unrealized gain on investments	9,528,127
Net increase in net assets from operations	$9,798,177

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2020 (Unaudited)	Period Ended May 31, 2020(1)
From Operations
Net investment income	$270,050	$348,909
Net realized loss from investments	(502,117)	(478,685)
Net change in unrealized appreciation/depreciation on investments	10,030,244	1,444,089
Net increase in net assets resulting from operations	9,798,177	1,314,313

From Distributions
Distributable earnings	(211,525)	(265,852)
Total distributions	(211,525)	(265,852)

From Capital Share Transactions
Proceeds from shares sold	19,722,020	32,141,305
Cost of shares redeemed	(2,884,955)	(683,815)
Net increase in net assets resulting from capital share transactions	16,837,065	31,457,490

Total Increase in Net Assets	26,423,717	32,505,951

Net Assets
Beginning of period	32,505,951	—
End of period	$58,929,668	$32,505,951

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,250,000	—
Shares sold	675,000	1,275,000
Shares redeemed	(100,000)	(25,000)
Shares outstanding, end of period	1,825,000	1,250,000

(1)	The Fund commenced operations on July 15, 2019.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six-Months Ended November 30, 2020 (Unaudited)	Period Ended May 31, 2020(1)
Net Asset Value, Beginning of Period	$26.00	$25.00

Income from investment operations:
Net investment income(2)	0.17	0.40
Net realized and unrealized gain on investments	6.25	0.90
Total from investment operations	6.42	1.30

Less distributions paid:
From net investment income	(0.13)	(0.28)
From net realized gains	—	(0.02)
Total distributions paid	(0.13)	(0.30)

Net Asset Value, End of Period	$32.29	$26.00

Total return, at NAV(3)(4)	24.72%	5.30%
Total return, at Market(3)(4)	24.71%	5.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$58,930	$32,506

Ratio of expenses to average net assets(5)	0.50%	0.50%

Ratio of net investment income to average net assets(5)	1.19%	1.81%

Portfolio turnover rate(4)(6)	12%	15%

(1)	The Fund commenced operations on July 15, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited)

1. ORGANIZATION

Wahed FTSE USA Shariah ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. The Fund commenced operations on July 15, 2019.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Wahed Invest LLC (“Wahed” or “Adviser”), the Fund’s investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited) (Continued)

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at November 30, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$58,510,837	$—	$—	$58,510,837
REITs	401,801	—	—	401,801
Total Investments in Securities	$58,912,638	$—	$—	$58,912,638

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited) (Continued)

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2020, the Fund’s most recent fiscal period end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2020, the Fund’s most recent fiscal period end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2020. At May 31, 2020, the Fund’s most recent fiscal period end, the tax period 2019 remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited) (Continued)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Wahed, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50%, of the Fund’s average daily net assets. Wahed has agreed to pay all expenses of the Fund except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

At November 30, 2020, a majority of the outstanding shares of the Fund were held in separately managed accounts of the Adviser.

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited) (Continued)

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Six months ended November 30, 2020	$211,525	$—
Fiscal period ended May 31, 2020	265,852	—

(1)	Ordinary income includes short-term capital gains.

At May 31, 2020, the Fund’s most recent fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$31,258,048
Gross Unrealized Appreciation	$3,820,480
Gross Unrealized Depreciation	(2,664,423)
Net Unrealized Appreciation (Depreciation)	1,156,057
Undistributed Ordinary Income	83,059
Other Accumulated Gain (Loss)	(268,985)
Total Distributable Earnings / (Accumulated Losses)	$970,131

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At May 31, 2020, the Fund’s most recent fiscal period end, the Fund had short-term capital losses of $268,985 which will be carried forward indefinitely to offset future realized capital gains.

Wahed FTSE USA Shariah ETF

Notes to Financial Statements

November 30, 2020 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2020, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

Realized Gains	Realized Losses
$510,374	$2,365

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended November 30, 2020 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$11,549,930	$5,229,067	$13,289,291	$2,639,633

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

On December 31, 2020, the Fund paid a distribution to shareholders of record on December 30, 2020 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.096175	$192,350

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed FTSE USA Shariah ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Fund’s website at funds.wahedinvest.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-976-4747 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at funds.wahedinvest.com

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the period ended May 31, 2020 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended May 31, 2020, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the period ended May 31, 2020, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 7.37%.

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Investment Adviser:

Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	02/04/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	02/04/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	02/04/2021

*	Print the name and title of each signing officer under his or her signature.